Acquisitions - Wyndham Vacation Rentals acquisition (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Wyndham Vacation Rentals North America, LLC
Business Acquisition [Line Items]
Revenue					$ 505,957
Net income (loss)					$ (85,261)
TurnKey Vacation Rentals, Inc.
Business Acquisition [Line Items]
Revenue	$ 329,927	$ 224,569	$ 728,516	$ 452,486
Net income (loss)	$ 32,917	$ 8,773	$ (33,309)	$ (81,501)